RECLAMATION PROVISION (Tables)	6 Months Ended
Jun. 30, 2025
RECLAMATION PROVISION
Reconciliation Of The Changes In The Company's Reclamation Provision
	June 30, 2025	December 31, 2024
Balance at beginning of the period	$2,062	$2,195
Changes in estimates	-	84
Unwinding of discount	100	197
Effect of movements in exchange rates	188	(414)
Balance at end of the period	$2,350	$2,062